Property, plant & equipment - Summary of Premises and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 59,460	$ 61,187
Ending balance	62,183	59,460	$ 61,187
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	109,165	106,224	102,998
Additions	12,292	9,655	10,324
Additions from business combinations		245	405
Transfer of completed projects in progress	0	0	0
Disposals	(6,697)	(3,175)	(3,749)
Effects of changes in foreign exchange rates	(3,790)	(5,608)	(6,099)
Changes in value on the recognition of inflation effects	2,991	1,824	2,345
Ending balance	113,961	109,165	106,224
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(49,705)	(45,037)	(41,056)
Depreciation for the year	(8,284)	(8,415)	(8,387)
Disposals	6,297	2,706	3,145
Effects of changes in foreign exchange rates	1,679	2,111	2,464
Changes in value on the recognition of inflation effects	(1,765)	(1,070)	(1,203)
Ending balance	(51,778)	(49,705)	(45,037)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,240	5,258
Ending balance	5,230	5,240	5,258
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,240	5,258	5,575
Additions	0	0	4
Additions from business combinations		158	142
Transfer of completed projects in progress	0	4	(253)
Disposals	(6)	(13)	(1)
Effects of changes in foreign exchange rates	(144)	(255)	(323)
Changes in value on the recognition of inflation effects	140	88	114
Ending balance	5,230	5,240	5,258
Land | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,610	14,091
Ending balance	13,576	13,610	14,091
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,653	18,746	18,775
Additions	21	104	27
Additions from business combinations		0	227
Transfer of completed projects in progress	731	721	508
Disposals	(20)	(29)	(35)
Effects of changes in foreign exchange rates	(637)	(1,182)	(1,122)
Changes in value on the recognition of inflation effects	326	293	366
Ending balance	19,074	18,653	18,746
Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,043)	(4,655)	(4,414)
Depreciation for the year	(484)	(490)	(386)
Disposals	6	19	14
Effects of changes in foreign exchange rates	162	165	223
Changes in value on the recognition of inflation effects	(139)	(82)	(92)
Ending balance	(5,498)	(5,043)	(4,655)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,822	20,521
Ending balance	20,799	19,822	20,521
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39,664	38,919	38,465
Additions	61	171	392
Additions from business combinations		87	50
Transfer of completed projects in progress	4,791	3,165	2,650
Disposals	(2,680)	(1,425)	(1,577)
Effects of changes in foreign exchange rates	(1,919)	(2,243)	(2,315)
Changes in value on the recognition of inflation effects	1,260	990	1,254
Ending balance	41,177	39,664	38,919
Machinery and Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19,842)	(18,398)	(16,969)
Depreciation for the year	(2,793)	(2,828)	(2,862)
Disposals	2,336	1,125	1,049
Effects of changes in foreign exchange rates	867	854	1,013
Changes in value on the recognition of inflation effects	(946)	(595)	(629)
Ending balance	(20,378)	(19,842)	(18,398)
Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,343	9,378
Ending balance	7,829	8,343	9,378
Refrigeration Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,202	20,410	19,963
Additions	427	281	816
Additions from business combinations		0	(13)
Transfer of completed projects in progress	1,351	1,192	1,396
Disposals	(1,614)	(1,073)	(1,032)
Effects of changes in foreign exchange rates	(556)	(797)	(961)
Changes in value on the recognition of inflation effects	319	189	241
Ending balance	20,129	20,202	20,410
Refrigeration Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,859)	(11,032)	(10,206)
Depreciation for the year	(2,097)	(2,148)	(2,211)
Disposals	1,493	989	966
Effects of changes in foreign exchange rates	372	464	583
Changes in value on the recognition of inflation effects	(209)	(132)	(164)
Ending balance	(12,300)	(11,859)	(11,032)
Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,771	6,061
Ending balance	6,757	5,771	6,061
Returnable Bottles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,924	16,153	14,749
Additions	3,655	2,613	2,581
Additions from business combinations		0	0
Transfer of completed projects in progress	31	57	360
Disposals	(2,299)	(561)	(1,056)
Effects of changes in foreign exchange rates	(365)	(629)	(833)
Changes in value on the recognition of inflation effects	487	291	352
Ending balance	19,433	17,924	16,153
Returnable Bottles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,153)	(10,092)	(8,706)
Depreciation for the year	(2,708)	(2,779)	(2,734)
Disposals	2,390	536	1,079
Effects of changes in foreign exchange rates	222	432	571
Changes in value on the recognition of inflation effects	(427)	(250)	(302)
Ending balance	(12,676)	(12,153)	(10,092)
Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,894	5,156
Ending balance	6,734	5,894	5,156
Investments in Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,894	5,156	4,131
Additions	7,911	6,300	6,392
Additions from business combinations		0	0
Transfer of completed projects in progress	(7,001)	(5,187)	(5,004)
Disposals	0	(12)	0
Effects of changes in foreign exchange rates	(70)	(333)	(381)
Changes in value on the recognition of inflation effects	0	(30)	18
Ending balance	6,734	5,894	5,156
Investments in Fixed Assets in Progress | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	358	417
Ending balance	491	358	417
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	737	782	479
Additions	0	0	0
Additions from business combinations		0	7
Transfer of completed projects in progress	95	48	343
Disposals	(62)	(5)	(13)
Effects of changes in foreign exchange rates	(22)	(91)	(34)
Changes in value on the recognition of inflation effects	138	3	0
Ending balance	886	737	782
Leasehold Improvements | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(379)	(365)	(276)
Depreciation for the year	(80)	(40)	(108)
Disposals	62	1	9
Effects of changes in foreign exchange rates	8	31	12
Changes in value on the recognition of inflation effects	(6)	(6)	(2)
Ending balance	(395)	(379)	(365)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	422	305
Ending balance	767	422	305
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	851	800	861
Additions	217	186	112
Additions from business combinations		0	(8)
Transfer of completed projects in progress	2	0	0
Disposals	(16)	(57)	(35)
Effects of changes in foreign exchange rates	(77)	(78)	(130)
Changes in value on the recognition of inflation effects	321	0	0
Ending balance	1,298	851	800
Other | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(429)	(495)	(485)
Depreciation for the year	(122)	(130)	(86)
Disposals	10	36	28
Effects of changes in foreign exchange rates	48	165	62
Changes in value on the recognition of inflation effects	(38)	(5)	(14)
Ending balance	$ (531)	$ (429)	$ (495)